Prepaid expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Prepaid expenses

10	Prepaid expenses

	December 31, 2021	December 31, 2020
Personnel	1,322	1,322
Suppliers (i)	6,245	6,245
Other	687	687

Total	8,254	5,513

Current	7,911	2,379
Non-Current	343	3,134

(i)	Refers mainly to advances payment to hosting, software suppliers, and to marketing events that will occur in 2022 postponed due to the COVID outbreak.